SHARE-BASED PAYMENT - Restricted Share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense
Share-based compensation expense	¥ 83,122	¥ 65,154	¥ 55,128